Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended				3 Months Ended
	Nov. 19, 2012 Asset Impairments [Member] Minimum [Member] November 2012 Restructuring Plan [Member]	Nov. 19, 2012 Asset Impairments [Member] Maximum [Member] November 2012 Restructuring Plan [Member]	Nov. 19, 2012 Accelerated Depreciation [Member] Minimum [Member] November 2012 Restructuring Plan [Member]	Nov. 19, 2012 Accelerated Depreciation [Member] Maximum [Member] November 2012 Restructuring Plan [Member]	Dec. 31, 2012 Scenario, Forecast [Member] Minimum [Member]	Dec. 31, 2012 Scenario, Forecast [Member] Maximum [Member]
Restructuring and Related Activities [Abstract]
Restructuring and Related Cost, Expected Cost	$ 10	$ 15	$ 50	$ 60
Expected gain on curtailment					$ 30.0	$ 40.0